Shareholders' equity: - Broker warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure of classes of share capital [line items]
Remaining broker warrants | shares	171,590
Exercised | $	$ 131
Broker warrants, fair value | $	$ 0
2018 Offering
Disclosure of classes of share capital [line items]
Conversion of warrants to shares (per warrant) | shares		1	1
Exercise price (per share) | (per share)		$ 2.70	$ 3.42
Broker warrants, term		18 months